Acquisitions and Other Transactions (Tables) (Agila Specialties)	12 Months Ended
Dec. 31, 2013
Agila Specialties
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

(In millions)
Current assets (excluding inventories)	$45.5
Inventories	37.3
Property, plant and equipment	146.2
Identified intangible assets	280.0
In-process research and development	436.0
Goodwill	936.6
Other assets, including equity method investment	152.8
Total assets acquired	2,034.4
Current liabilities	(242.0)
Deferred tax liabilities	(235.1)
Other non-current liabilities	(123.6)
Net assets acquired	$1,433.7

Business Acquisition, Pro Forma Information for Agila Acquisition

	Year Ended December 31,
	2013	2012
(In millions, except per share amounts)	(Unaudited)
Total revenues	$7,109	$7,036
Net earnings attributable to Mylan Inc. common shareholders	$443	$530
Earnings per common share attributable to Mylan Inc. common shareholders
Basic	$1.16	$1.28
Diluted	$1.12	$1.26
Weighted average common shares outstanding:
Basic	383,327	415,210
Diluted	394,454	420,236